Financial instruments (Details 13) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Repurchase agreements
Loans and receivables	[1]	$ 5,419,379		$ 5,907,494
Gross carrying amount [member]
Repurchase agreements
Loans and receivables		5,505,658	[2]	6,020,731
Private corporations [Member] | Gross carrying amount [member]
Repurchase agreements
Loans and receivables	[2]	1,882,846		2,655,910
State-owned corporations [Member] | Gross carrying amount [member]
Repurchase agreements
Loans and receivables	[2]	723,267		786,900
Private banking and financial institutions [Member] | Gross carrying amount [member]
Repurchase agreements
Loans and receivables	[2]	2,083,795		1,738,999
State-owned banking and financial institutions [Member] | Gross carrying amount [member]
Repurchase agreements
Loans and receivables	[2]	573,649		544,877
Private middle-market companies [Member] | Gross carrying amount [member]
Repurchase agreements
Loans and receivables		$ 242,101	[2]	$ 294,045

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.